OTHER RECEIVABLES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Advances to staff	$ 211,671	$ 9,655
Loan advanced to unrelated third parties, net	796,818	16,519
Loan advanced to a related company	318,332
Standby guarantee fund	530,489	2,643,012
Others	412,763	454,728
Net, Current, Total	3,123,914	2,270,073
Loan advanced to unrelated third parties, net	3,039,835	3,118,264
Standby guarantee fund		3,221,170
Net, Non-current, Total	$ 6,339,434	$ 3,039,835